INTANGIBLE ASSETS AND GOODWILL (Intangible assets) (Details) - USD ($) $ in Thousands	3 Months Ended	12 Months Ended
	Mar. 29, 2020	Jan. 02, 2022	Jan. 03, 2021
Changes in intangible assets other than goodwill [abstract]
Balance, beginning of period	$ 289,901	$ 289,901	$ 289,901
(Impairment reversal, net of write-downs)	94,000	(31,459)	93,989
Write-downs and impairments		31,500
Balance, end of period		306,630	289,901
Carrying amount		306,630	289,901
Gross carrying amount
Changes in intangible assets other than goodwill [abstract]
Balance, beginning of period	594,324	589,542	594,324
Additions		3,635	3,159
Disposals		773	7,941
Balance, end of period		592,404	589,542
Carrying amount		592,404	589,542
Accumulated amortization
Changes in intangible assets other than goodwill [abstract]
Balance, beginning of period	(210,460)	(299,641)	(210,460)
Disposals		(484)	(3,985)
Amortization		18,076	20,406
(Impairment reversal, net of write-downs)		(31,459)
Write-downs and impairments			72,760
Balance, end of period		(285,774)	(299,641)
Carrying amount		(285,774)	(299,641)
Customer contracts and customer relationships
Changes in intangible assets other than goodwill [abstract]
Balance, beginning of period	82,358		82,358
Balance, end of period		76,357
Carrying amount		76,357
Customer contracts and customer relationships | Gross carrying amount
Changes in intangible assets other than goodwill [abstract]
Balance, beginning of period	224,489	224,489	224,489
Additions		0	0
Disposals		0	0
Balance, end of period		224,489	224,489
Carrying amount		224,489	224,489
Customer contracts and customer relationships | Accumulated amortization
Changes in intangible assets other than goodwill [abstract]
Balance, beginning of period	(101,844)	(142,131)	(101,844)
Disposals		0	0
Amortization		9,944	10,670
(Impairment reversal, net of write-downs)		(3,943)
Write-downs and impairments			29,617
Balance, end of period		(148,132)	(142,131)
Carrying amount		(148,132)	(142,131)
License agreements
Changes in intangible assets other than goodwill [abstract]
Balance, beginning of period	8,449		8,449
Balance, end of period		5,867
Carrying amount		5,867
License agreements | Gross carrying amount
Changes in intangible assets other than goodwill [abstract]
Balance, beginning of period	72,750	72,796	72,750
Additions		0	46
Disposals		0	0
Balance, end of period		72,796	72,796
Carrying amount		72,796	72,796
License agreements | Accumulated amortization
Changes in intangible assets other than goodwill [abstract]
Balance, beginning of period	(61,415)	(64,347)	(61,415)
Disposals		0	0
Amortization		2,582	2,932
(Impairment reversal, net of write-downs)		0
Write-downs and impairments			0
Balance, end of period		(66,929)	(64,347)
Carrying amount		(66,929)	(64,347)
Computer software
Changes in intangible assets other than goodwill [abstract]
Balance, beginning of period	19,273		19,273
Balance, end of period		17,361
Carrying amount		17,361
Computer software | Gross carrying amount
Changes in intangible assets other than goodwill [abstract]
Balance, beginning of period	69,123	64,295	69,123
Additions		3,635	3,113
Disposals		773	7,941
Balance, end of period		67,157	64,295
Carrying amount		67,157	64,295
Computer software | Accumulated amortization
Changes in intangible assets other than goodwill [abstract]
Balance, beginning of period	(42,903)	(45,022)	(42,903)
Disposals		(484)	(3,985)
Amortization		5,258	6,104
(Impairment reversal, net of write-downs)		0
Write-downs and impairments			0
Balance, end of period		(49,796)	(45,022)
Carrying amount		(49,796)	(45,022)
Non-compete agreements
Changes in intangible assets other than goodwill [abstract]
Balance, beginning of period	0		0
Balance, end of period		0
Carrying amount		0
Non-compete agreements | Gross carrying amount
Changes in intangible assets other than goodwill [abstract]
Balance, beginning of period	1,790	1,790	1,790
Additions		0	0
Disposals		0	0
Balance, end of period		1,790	1,790
Carrying amount		1,790	1,790
Non-compete agreements | Accumulated amortization
Changes in intangible assets other than goodwill [abstract]
Balance, beginning of period	(1,790)	(1,790)	(1,790)
Disposals		0	0
Amortization		0	0
(Impairment reversal, net of write-downs)		0
Write-downs and impairments			0
Balance, end of period		(1,790)	(1,790)
Carrying amount		(1,790)	(1,790)
Trademarks
Changes in intangible assets other than goodwill [abstract]
Balance, beginning of period	179,821		179,821
Balance, end of period		207,045
Carrying amount		207,045
Trademarks | Gross carrying amount
Changes in intangible assets other than goodwill [abstract]
Balance, beginning of period	226,172	226,172	226,172
Additions		0	0
Disposals		0	0
Balance, end of period		226,172	226,172
Carrying amount		226,172	226,172
Trademarks | Accumulated amortization
Changes in intangible assets other than goodwill [abstract]
Balance, beginning of period	$ (2,508)	(46,351)	(2,508)
Disposals		0	0
Amortization		292	700
(Impairment reversal, net of write-downs)		(27,516)
Write-downs and impairments			43,143
Balance, end of period		(19,127)	(46,351)
Carrying amount		$ (19,127)	$ (46,351)